B1 Segment information	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
B1 Segment information

Segment information

New segment structure
The Company started to report financial information according to the new segment structure as of the third quarter 2022. The financial information has been restated for the new reporting structure.
Segments
When determining Ericsson’s operating segments, consideration has been given to the financial reporting reviewed by the Chief Operating Decision Maker (CODM). Markets and what type of customers the products and services aim to attract has been considered, as well as the distribution channels they are sold through. Commonality regarding technology, research and development has also been taken into account. To best reflect the business focus and to facilitate comparability with peers, three operating segments are presented;

–	Networks

–	Cloud Software and Services

–	Enterprise

Segment Networks

offers multitechnology capable Radio Access Network (RAN)
solutions

for all network spectrum bands, including integrated high-performing hardware and software. The offering also includes a cloud-native RAN portfolio, a transport portfolio, passive and active antenna solutions and a complete service portfolio covering network deployment and support.
82
% (
82
% in 2021 and 2020 respectively) of the IPR licensing revenues are reported as part of segment Networks.
Segment Cloud Software and Services
provides solutions for core networks, business and operational support systems, network design and optimization, and network managed services. The focus is to enable communications service providers to succeed in their transition to cloud native, intelligent and automated networks and operations.
18% (18%

in 2021 and 2020 respectively) of the IPR licensing revenues are reported as part of segment Cloud Software and Services.
Segment Enterprise
comprises of three Business Areas offering solutions primarily to Enterprise: Global Communications Platform (Vonage) including cloud-based Unified Communications as a Service (UCaaS), Contact Center as a Service (CCaaS) and Communications Platform as a Service (CPaaS).
Enterprise Wireless Solutions including private wireless networks and wireless WAN (Cradlepoint) pre-packaged solutions. Technologies and New Businesses including mobile financial services, security solutions and advertising services.
Other
includes media businesses as well as other non-allocated business. Segment-level information has also been presented for Other.
Market areas
The market areas are the Company’s primary sales channel with the responsibility to sell and deliver customer solutions.
The Company operates worldwide and reports its operations divided into five geographical market areas:

–	Europe and Latin America

–	Middle East and Africa

–	North America

–	North East Asia

–	South East Asia, Oceania and India.
Segment Enterprise has a multi-channel
go-to-market
distribution model. Sales from segment Enterprise and Other, and the IPR licensing revenues are externally reported as market area Other.
Major customers
The Company derives most of its sales from large, multi-year agreements with
 a
limited number of significant customers. Out of a customer base of more than
500
customers, mainly consisting of
 communications service providers
,

the
ten
largest customers accounted for
50
% (
49
% in 2021 and
50
% in 2020) of net sales. The largest customer accounted for approximately
14
% (
13
% in 2021 and
13
% in 2020) and the second largest customer accounted for
10
% (
9
% in 2021 and
10
% in 2020) of net sales in 2022. These customers were reported under segment Networks and Cloud Software and Services.

Segment information 2022
	Networks	Cloud Software and Services	Enterprise	Other	Total Segments	Group
Segment sales	193,468	60,524	15,380	2,174	271,546	271,546
Net sales	193,468	60,524	15,380	2,174	271,546	271,546

Gross income	86,368	20,106	6,946	(125)	113,295	113,295
Gross margin (%)	44.6%	33.2%	45.2%	(5.7)%	41.7%	41.7%

Earnings (loss) before financial items and income tax (EBIT) 1)	38,512	(1,689)	(6,234)	(3,569)	27,020	27,020
EBIT margin (%)	19.9%	(2.8)%	(40.5)%	(164.2)%	10.0%	10.0%
Financial income and expenses, net						(2,411)
Income after financial items						24,609
Income tax						(5,497)
Net income						19,112

Other segment items
Share in earnings of JV and associated companies	30	27	—	(40)	17	17
Amortizations	(1,424)	(122)	(2,019)	(12)	(3,577)	(3,577)
Depreciations	(4,073)	(1,792)	(515)	(185)	(6,565)	(6,565)
Impairment losses	(211)	(91)	(87)	(12)	(401)	(401)
Restructuring charges	(146)	(96)	(157)	—	(399)	(399)
Gains/losses on investments and sale of operations	253	—	111	(108)	256	256
1)
Segment Other includes a provision of SEK
 –
2.3

billion in relation to a potential resolution with the United States Department of Justice regarding, previously announced, non-criminal, alleged breaches under the deferred prosecution agreement (DPA), including estimated expenses for extended compliance monitorship, noting that the Company, on March 2, 2023, entered into the DOJ Plea Agreement with the DOJ and agreed to pay a fine of approximately SEK 2.2 billion in line with the provision made in the fourth quarter 2022, and
SEK
 –
1.0
billion due to the divestment of IoT and other portfolio adjustments.

Segment information 2021
	Networks	Cloud Software and Services	Enterprise	Other	Total Segments	Group
Segment sales	167,838	56,224	6,236	2,016	232,314	232,314
Net sales	167,838	56,224	6,236	2,016	232,314	232,314

Gross income	78,869	18,829	2,891	160	100,749	100,749
Gross margin (%)	47.0%	33.5%	46.4%	7.9%	43.4%	43.4%

Earnings (loss) before financial items and income tax (EBIT)	37,266	(2,234)	(2,965)	(287)	31,780	31,780
EBIT margin (%)	22.2%	(4.0)%	(47.5)%	(14.2)%	13.7%	13.7%
Financial income and expenses, net						(2,530)
Income after financial items						29,250
Income tax						(6,270)
Net income						22,980

Other segment items
Share in earnings of JV and associated companies	40	72	—	(372)	(260)	(260)
Amortizations	(1,169)	(508)	(830)	—	(2,507)	(2,507)
Depreciations	(3,764)	(1,568)	(430)	(189)	(5,951)	(5,951)
Impairment losses	(127)	(185)	(188)	(11)	(511)	(511)
Restructuring charges	(262)	(254)	(16)	(17)	(549)	(549)
Gains/losses on investments and sale of operations	14	(51)	998	—	961	961

Segment information 2020
	Networks	Cloud Software and Services	Enterprise	Other	Total Segments	Group
Segment sales	165,978	59,597	4,792	2,023	232,390	232,390
Net sales	165,978	59,597	4,792	2,023	232,390	232,390

Gross income	72,413	19,496	1,767	48	93,724	93,724
Gross margin (%)	43.6%	32.7%	36.9%	2.4%	40.3%	40.3%

Earnings (loss) before financial items and income tax (EBIT)	30,851	(796)	(1,935)	(312)	27,808	27,808
EBIT margin (%)	18.6%	(1.3)%	(40.4)%	(15.4)%	12.0%	12.0%
Financial income and expenses, net						(596)
Income after financial items						27,212
Income tax						(9,589)
Net income						17,623

Other segment items
Share in earnings of JV and associated companies	37	33	—	(368)	(298)	(298)
Amortizations	(775)	(612)	(602)	—	(1,989)	(1,989)
Depreciations	(3,764)	(1,632)	(407)	(186)	(5,989)	(5,989)
Impairment losses	(494)	(144)	(32)	(26)	(696)	(696)
Restructuring charges	(746)	(277)	(267)	(16)	(1,306)	(1,306)
Gains/losses on investments and sale of operations	(129)	17	1	(30)	(141)	(141)

Products and Services by Segments
	Networks	Cloud Software and Services	Enterprise	Other	Total Segments
2022
Products	147,997	21,105	4,923	(1)	174,024
Services	45,471	39,419	10,457	2,175	97,522
Total	193,468	60,524	15,380	2,174	271,546
2021
Products	128,951	19,267	3,955	24	152,197
Services	38,887	36,957	2,281	1,992	80,117
Total	167,838	56,224	6,236	2,016	232,314
2020
Products	122,229	20,317	3,735	(95)	146,186
Services	43,749	39,280	1,057	2,118	86,204
Total	165,978	59,597	4,792	2,023	232,390

Market area 2022
	Net sales					Non-current assets 5)
	Networks	Cloud Software and Services	Enterprise	Other	Total	Total
South East Asia, Oceania and India 3)	23,695	9,179	77	—	32,951	999
North East Asia 4)	22,488	4,015	230	—	26,733	3,385
North America 2)	81,917	13,362	115	—	95,394	41,065
Europe and Latin America 1)	44,644	21,638	508	—	66,790	93,612
Middle East and Africa	11,707	10,472	392	—	22,571	(804)
Other 1) 2) 3) 4) 6)	9,017	1,858	14,058	2,174	27,107	—
Total	193,468	60,524	15,380	2,174	271,546	138,257
1) Of which in EU 6)					35,859	92,167
Of which in Sweden 6)					3,239	88,057
2) Of which in the United States 6)					109,709	39,906
3) Of which in India 6)					10,957	519
4) Of which in Japan 6)					9,965	187
4) Of which in China 6)					10,523	2,068

5)	Total non-current assets excluding financial instruments, deferred tax assets, and post-employment benefit assets.

6)
Including IPR licensing revenue reported under Market area Other which is allocated based on the country location of the customer. Other sales are attributed to countries based on the destination of products or services delivered.

Market area 2021
	Net sales					Non-current assets 5)
	Networks	Cloud Software and Services	Enterprise	Other	Total	Total
South East Asia, Oceania and India 3)	20,299	8,493	37	—	28,829	1,010
North East Asia 4)	24,464	4,405	252	—	29,121	2,700
North America 2)	66,464	10,913	79	—	77,456	11,971
Europe and Latin America 1)	38,671	21,181	420	—	60,272	52,141
Middle East and Africa	10,743	9,726	316	—	20,785	209
Other 1) 2) 3) 4) 6)	7,197	1,506	5,132	2,016	15,851	—
Total	167,838	56,224	6,236	2,016	232,314	68,031
1) Of which in EU 6)					31,307	50,428
Of which in Sweden 6)					2,349	45,997
2) Of which in the United States 6)					79,896	10,749
3) Of which in India 6)					7,482	484
4) Of which in Japan 6)					13,678	261
4) Of which in China 6)					10,078	2,202

5)	Total non-current assets excluding financial instruments, deferred tax assets, and post-employment benefit assets.

6)
Including IPR licensing revenue reported under Market area Other which is allocated based on the country location of the customer. Other sales are attributed to countries based on the destination of products or services delivered.

Market area 2020
	Net sales					Non-current assets 5)
	Networks	Cloud Software and Services	Enterprise	Other	Total	Total
South East Asia, Oceania and India 3)	21,464	8,547	37	—	30,048	812
North East Asia 4)	27,120	5,955	259	—	33,334	2,648
North America 2)	62,199	11,508	68	—	73,775	12,749
Europe and Latin America 1)	33,257	22,116	372	—	55,745	49,895
Middle East and Africa	13,281	9,676	341	—	23,298	140
Other 1) 2) 3) 4) 6)	8,657	1,795	3,715	2,023	16,190	—
Total	165,978	59,597	4,792	2,023	232,390	66,244
1) Of which in EU 6)					29,501	48,133
Of which in Sweden 6)					1,123	43,627
2) Of which in the United States 6)					77,835	11,533
3) Of which in India 6)					6,970	407
4) Of which in Japan 6)					12,150	272
4) Of which in China 6)					18,745	2,136

5)	Total non-current assets excluding financial instruments, deferred tax assets, and post-employment benefit assets.

6)
Including IPR licensing revenue reported under Market area Other which is allocated based on the country location of the customer. Other sales are attributed to countries based on the destination of products or services delivered.